PREPAID EXPENSES (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Prepaid Expenses
Prepaid expenses and other receivables	$ 1,217,237	$ 750,167	$ 1,269,513